Schedule of Assumptions Estimate Fair Value (Details) - $ / shares											3 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Mar. 19, 2023	Feb. 15, 2023	Sep. 30, 2022	Apr. 22, 2022	Apr. 20, 2022	Apr. 20, 2022	Feb. 22, 2021	Feb. 22, 2021	Mar. 31, 2023	Feb. 10, 2023
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate								2.10%		0.11%
Expected dividend yield
Expected terms in years								8 years		2 years
Expected volatility								75.00%		75.00%
Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate	4.00%	4.00%	4.00%	4.00%	2.50%	2.10%	2.10%		0.11%		4.00%
Fair value of common stock of the Company	$ 6.77	$ 7.04	$ 7.17	$ 6.03	$ 10.20	$ 11.00	$ 11.00		$ 16.96		$ 6.64
Expected dividend yield
Expected terms in years	5 years	5 years	5 years	5 years	4 years	4 years	8 years		2 years		5 years
Expected volatility	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%		75.00%		75.00%
Share issued price per share											$ 18.00	$ 20.00
Ocean Biomedical Inc [Member] | Non Statutory Stock Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rate				4.00%
Fair value of common stock of the Company				$ 6.03
Expected dividend yield
Expected terms in years				6 years 6 months
Expected volatility				75.00%